Offerings - Offering: 1	Sep. 23, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 8,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,111.71
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. The proposed maximum aggregate offering price includes $1,050,000 of shares of Common Stock that may be sold pursuant to the underwriters’ option to purchase additional shares.